Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Airlines - 0.5%
Southwest Airlines Co. (A)	59,772	$ 2,737,558

Banks - 8.3%
Citizens Financial Group, Inc.	137,800	6,246,474
Fifth Third Bancorp	176,136	7,580,893
First Citizens BancShares, Inc., Class A	2,441	1,624,730
Huntington Bancshares, Inc.	574,400	8,397,728
M&T Bank Corp.	56,519	9,579,971
Regions Financial Corp.	315,112	7,014,393
Zions Bancorp NA	67,489	4,424,579

		44,868,768

Beverages - 1.3%
Constellation Brands, Inc., Class A	16,435	3,785,309
Keurig Dr. Pepper, Inc.	87,141	3,302,644

		7,087,953

Building Products - 2.5%
Carlisle Cos., Inc.	32,027	7,876,080
Fortune Brands Home & Security, Inc.	74,094	5,503,702

		13,379,782

Capital Markets - 6.3%
Ameriprise Financial, Inc.	28,654	8,606,515
Northern Trust Corp.	52,958	6,166,959
Raymond James Financial, Inc.	66,567	7,316,379
State Street Corp.	77,051	6,712,683
T. Rowe Price Group, Inc.	34,009	5,141,821

		33,944,357

Chemicals - 1.5%
Celanese Corp.	27,995	3,999,645
RPM International, Inc.	48,895	3,982,009

		7,981,654

Communications Equipment - 1.6%
Motorola Solutions, Inc.	35,654	8,635,399

Construction Materials - 0.9%
Martin Marietta Materials, Inc.	12,583	4,843,071

Consumer Finance - 0.9%
Discover Financial Services	45,538	5,017,832

Containers & Packaging - 1.9%
Packaging Corp. of America	33,154	5,175,671
Silgan Holdings, Inc.	112,537	5,202,585

		10,378,256

Distributors - 1.6%
Genuine Parts Co.	25,260	3,183,265
LKQ Corp.	117,572	5,338,945

		8,522,210

Diversified Financial Services - 0.6%
Voya Financial, Inc.	46,568	3,089,787

Electric Utilities - 3.6%
Edison International	51,518	3,611,412
Entergy Corp.	58,556	6,836,413
Xcel Energy, Inc.	123,055	8,880,879

		19,328,704

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment - 3.4%
Acuity Brands, Inc.	34,087	$ 6,452,669
AMETEK, Inc.	39,500	5,260,610
Hubbell, Inc.	35,675	6,555,995

		18,269,274

Electronic Equipment, Instruments & Components - 3.3%
Amphenol Corp., Class A	58,226	4,387,329
CDW Corp.	27,749	4,964,018
Jabil, Inc.	56,127	3,464,720
TD SYNNEX Corp.	48,542	5,010,020

		17,826,087

Entertainment - 1.1%
Zynga, Inc., Class A (A)	677,360	6,258,806

Equity Real Estate Investment Trusts - 10.6%
American Homes 4 Rent Trust, Class A	113,117	4,528,073
AvalonBay Communities, Inc.	19,824	4,923,687
Boston Properties, Inc. (B)	37,359	4,811,839
Brixmor Property Group, Inc.	126,014	3,252,421
Essex Property Trust, Inc.	8,809	3,043,333
Federal Realty Investment Trust	20,155	2,460,321
Host Hotels & Resorts, Inc.	100,208	1,947,041
JBG SMITH Properties	69,281	2,024,391
Kimco Realty Corp.	153,764	3,797,971
Mid-America Apartment Communities, Inc.	13,108	2,745,471
Rayonier, Inc.	127,928	5,260,399
Regency Centers Corp.	34,571	2,466,295
Rexford Industrial Realty, Inc.	35,600	2,655,404
Sun Communities, Inc.	13,878	2,432,675
Ventas, Inc.	39,962	2,468,053
Weyerhaeuser Co.	136,912	5,188,965
WP Carey, Inc.	42,915	3,469,249

		57,475,588

Food & Staples Retailing - 1.6%
Kroger Co.	79,183	4,542,729
US Foods Holding Corp. (A)	105,621	3,974,518

		8,517,247

Food Products - 0.5%
Post Holdings, Inc. (A)	42,957	2,975,202

Gas Utilities - 1.3%
National Fuel Gas Co.	99,476	6,834,001

Health Care Equipment & Supplies - 1.1%
Zimmer Biomet Holdings, Inc.	45,112	5,769,825

Health Care Providers & Services - 5.1%
AmerisourceBergen Corp.	52,051	8,052,810
Henry Schein, Inc. (A)	78,274	6,824,710
Laboratory Corp. of America Holdings (A)	28,209	7,437,585
Universal Health Services, Inc., Class B	36,988	5,361,411

		27,676,516

Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc.	19,575	2,602,496
Expedia Group, Inc. (A)	14,031	2,745,446

		5,347,942

Transamerica Series Trust	Page 1

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 1.7%
Mohawk Industries, Inc. (A)	28,968	$ 3,597,826
Newell Brands, Inc.	264,756	5,668,426

		9,266,252

Household Products - 0.4%
Energizer Holdings, Inc.	64,841	1,994,509

Insurance - 6.2%
Alleghany Corp. (A)	4,057	3,436,279
Arch Capital Group Ltd. (A)	72,195	3,495,682
Hartford Financial Services Group, Inc.	78,203	5,615,757
Lincoln National Corp.	63,006	4,118,072
Loews Corp.	135,725	8,797,695
RenaissanceRe Holdings Ltd.	22,206	3,519,873
W.R. Berkley Corp.	72,837	4,850,216

		33,833,574

Interactive Media & Services - 0.9%
IAC / InterActiveCorp (A)	50,182	5,032,251

IT Services - 1.6%
FleetCor Technologies, Inc. (A)	25,940	6,460,616
GoDaddy, Inc., Class A (A)	29,901	2,502,714

		8,963,330

Machinery - 5.4%
IDEX Corp.	20,659	3,960,950
ITT, Inc.	66,924	5,033,354
Lincoln Electric Holdings, Inc.	41,976	5,784,712
Middleby Corp. (A)	31,751	5,205,259
Snap-on, Inc.	27,941	5,741,317
Timken Co.	61,043	3,705,310

		29,430,902

Media - 2.0%
Liberty Broadband Corp., Class C (A)	46,800	6,332,976
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	103,414	4,729,122

		11,062,098

Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	54,017	2,686,806

Multi-Utilities - 3.4%
CMS Energy Corp.	114,522	8,009,669
Sempra Energy	15,103	2,539,116
WEC Energy Group, Inc.	77,157	7,701,040

		18,249,825

Multiline Retail - 0.9%
Kohl’s Corp.	80,522	4,868,360

Oil, Gas & Consumable Fuels - 4.6%
Coterra Energy, Inc.	284,803	7,681,137
Diamondback Energy, Inc.	54,756	7,505,952
Williams Cos., Inc.	287,968	9,621,011

		24,808,100

Personal Products - 0.2%
BellRing Brands, Inc. (A)	54,571	1,259,499

Pharmaceuticals - 0.7%
Jazz Pharmaceuticals PLC (A)	25,853	4,024,537

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 1.0%
Leidos Holdings, Inc.	47,965	$ 5,181,179

Real Estate Management & Development - 0.9%
CBRE Group, Inc., Class A (A)	51,150	4,681,248

Software - 1.0%
NortonLifeLock, Inc.	196,440	5,209,589

Specialty Retail - 3.1%
AutoZone, Inc. (A)	3,761	7,689,666
Bath & Body Works, Inc.	40,850	1,952,630
Best Buy Co., Inc.	48,767	4,432,920
Gap, Inc.	194,389	2,736,997

		16,812,213

Textiles, Apparel & Luxury Goods - 2.4%
Carter’s, Inc.	47,050	4,328,130
Ralph Lauren Corp.	39,917	4,528,184
Tapestry, Inc.	113,762	4,226,258

		13,082,572

Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp.	202,910	2,749,431

Total Common Stocks (Cost $417,505,779)		529,962,094

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 0.00% (C), dated 03/31/2022, to be repurchased at $11,074,481 on 04/01/2022. Collateralized by a U.S. Government Obligation, 0.25%, due 07/31/2025, and with a value of $11,296,001.	$ 11,074,481	11,074,481

Total Repurchase Agreement (Cost $11,074,481)		11,074,481

Total Investments (Cost $428,580,260)		541,036,575
Net Other Assets (Liabilities) - 0.1%		672,881

Net Assets - 100.0%		$ 541,709,456

Transamerica Series Trust	Page 2

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$529,962,094	$—	$—	$529,962,094
Repurchase Agreement	—	11,074,481	—	11,074,481

Total Investments	$529,962,094	$11,074,481	$—	$541,036,575

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $4,763,668 collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,863,528. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at March 31, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 3

Transamerica JPMorgan Mid Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Mid Cap Value VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 4